Intangible assets, net - Amortization expense recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Amortization expense	$ 1,808	$ 1,101	$ 1,086
Costs of revenues
Intangible assets, net
Amortization expense	781	53	54
General and administrative expenses
Intangible assets, net
Amortization expense	$ 1,027	$ 1,048	$ 1,032